COMMITMENTS AND CONTINGENT LIABILITIES (Aggregate Minimum Rental Commitments Under the Non-Cancelable Rent Agreements)(Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
2015	$ 491
2016	491
2017	469
2018	337
Total	$ 1,788